Effective immediately, the sub-section entitled “Ownership of Fund Shares” is hereby restated in its entirety as follows:

Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of October 31, 2011. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
David R. Mannheim	F
Roger Morley	N